RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

On August 1, 2019, the Company entered in a business services agreement (the “Agreement”) with Business Instincts Group (“BIG”), a company that Cameron Chell, CEO and director has a material interest in that he previously controlled, to provide: corporate development and governance, strategic facilitation and management, general business services, office space, corporate business development video content, website redesign and management, and online visibility management. The services are provided by a team of consultants and the costs of all charges are based on the fees set in the Agreement. For the three and nine months ended September 30, 2025, the Company incurred fees of $124,208 (2024 - $64,463) and $302,886 (2024 - $190,164) respectively. As at September 30, 2025, the Company was indebted to this company in the amount of $nil (2024 - $1,874).

On October 1, 2019, the Company entered into an independent consultant agreement (“Consultant Agreement”) with 1502372 Alberta Ltd, a company controlled by Cameron Chell, CEO and director, to provide executive consulting services to the Company. The costs of all charges are based on the fees set in the Consultant Agreement. For the three and nine months ended September 30, 2025, the Company incurred fees of $109,438 (2024 - $109,438) and $520,089 (2024 - $325,125) respectively. As at September 30, 2025, the Company was indebted to this company in the amount of $nil (2024 - $nil).

On May 2, 2022, the Company and entered into an agreement with Scott Larson, a director, to provide executive consulting services to the Company and all fees are set in the consulting agreement. For the three and nine months ended September 30, 2025, the Company incurred fees of $30,744 (2024 - $41,911) and $70,203 (2024 - $119,335). As at September 30, 2025, the Company was indebted to this company in the amount of $nil (2024 - $9,000).

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2025

Expressed in Canadian Dollars (unaudited)

16.	RELATED PARTY TRANSACTIONS (CONT’D)

Trade receivables/payables and accrued receivables/payables:

As at September 30, 2025, the Company had $122,965 (2024 - $10,874) payable to other related parties that was included in accounts payable. The balances outstanding are unsecured, non-interest bearing and due on demand.

Key management compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the three and nine months ended September 30, 2025 and 2024 included:

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
Director fees	$122,965	$131,469	$394,803	$375,368
Salaries	632,338	127,329	1,087,594	396,916
Share-based payments	297,738	223,364	697,301	527,224
	$1,053,041	$482,162	$2,179,698	$1,299,508

Other related party transactions

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
Management fees paid to a company controlled by CEO and director	$109,438	$109,437	$520,089	$325,125
Management fees paid to a company that the CEO holds an economic interest in	124,208	64,463	302,886	190,164
Management fees paid to a company controlled by a director	30,744	41,910	70,203	119,335
	$264,390	$215,810	$893,178	$634,624